Share-Based Compensation - Schedule of Restricted Stock Units Activity (Details) - Restricted Stock Units	6 Months Ended
Jun. 30, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	822,700
Forfeited	(28,550)
Balance as of June 30, 2023	794,150